Goodwill and Intangible Assets - Additional Information (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	$ 68,368		$ 68,368		$ 68,368	$ 68,368
Goodwill, impairment loss					0	0	$ 0
Amortization expense for intangible assets	$ 100	$ 500	$ 300	$ 1,100	7,800	2,700	1,300
Impairment of intangible assets (excluding goodwill)					$ 6,100	$ 0	$ 0